Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Preferred Shares [Abstract]
Disclosure of Preferred Shares Issued Pursuant to Subscription Agreement

The Company entered into preferred share subscription agreements with several independent investors and the details of issued preferred shares (the “Preferred Shares”) are set out as follows:

	Date of issue	Total number of Preferred Shares issue	Subscription price per share	Subscription price total
	July 26, 2016 to
Series A1 Preferred Shares	July 28, 2016	880,384	$4.5430	$4,000
	January 31, 2019	440,192	4.5430	2,000
		1,320,576		6,000
Series A2 Preferred Shares	July 21, 2017 to
	July 25, 2017	733,712	5.1110	3,750
	September 19, 2018 to
Series B Preferred Shares	December 27, 2018	2,607,096	33.2900	86,800
	January 8, 2019 to
	March 25, 2019	366,434	33.2900	12,200
		2,973,530		99,000
	September 10, 2020 to
Series C Preferred Shares	September 30, 2020	1,416,925	48.4500	68,650
	October 5, 2020 to
	November 5, 2020	1,147,575	48.4500	55,600
		2,564,500		124,250

The exchange ratio has been applied to these preferred shares to give effect to the Business Combination of March 29, 2023 and these would have been as follows:

	Date of issue	Total number of Preferred Shares issue	Subscription price per share	Subscription price total
	July 26, 2016 to
Series A1 Preferred Shares	July 28, 2016	63,105	$63.3798	$4,000
	January 31, 2019	31,553	63.3798	2,000
		94,658		6,000
Series A2 Preferred Shares	July 21, 2017 to
	July 25, 2017	52,592	71.3040	3,750

	September 19, 2018 to
Series B Preferred Shares	December 27, 2018	186,874	464.4317	86,800
	January 8, 2019 to
	March 25, 2019	26,266	464.4317	12,200
		213,140		99,000

	September 10, 2020 to
Series C Preferred Shares	September 30, 2020	101,564	675.9302	68,650
	October 5, 2020 to
	November 5, 2020	82,257	675.9302	55,600
		183,821		124,250

Disclosure of Movement in Preference Shares at End of Each Reporting Period

The movement of the Preferred Shares at the end of the years ended December 31, 2022 and 2023 is as follows:

Preferred shares
As of January 1, 2022	$322,215
Change in fair value	189,646
As of December 31, 2022	511,861
Change in fair value	76,424
Conversion of convertible preferred shares into post-closing ordinary shares	(588,285)
As of December 31, 2023	$—

Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares

In addition to the underlying share value of the Company determined by Black-Scholes model, other key valuation assumptions used in the OPM model to determine the fair value of the Preferred Shares are as follows:

2022
Time to liquidation	1.25 years
Risk-free rate	4.65%
Expected volatility (note)	75%
Dividend yield	0%
Possibility under IPO scenario	85%
Possibility under liquidation scenario	15%

Note: The expected volatility measured at the standard deviation is based on the historical data of the daily share price movement of comparable companies.